Segment and Revenue Analysis (Details)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Number of segment, description	Since the nature, the production processes and the marketing channel of the products are substantially similar, the Company is considered as operating in a single reportable segment with revenues derived from multiple product lines, marketing channels and countries.
Description of other countries revenue	“Other countries” are comprised of all countries whose revenue, individually, was less than 10% of the Company’s total revenue.